Significant Accounting Policies - Depreciation and Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Depreciation, and amortization of capitalized software, continuing operations	$ 87	$ 75	$ 55
Amortization of intangible assets, continuing operations	17	18	18
Depreciation and amortization, continuing operations	104	93	73
Amortization recorded as reduction of service revenue	1	3	3
Amortization of capitalized software recorded as cost of service revenue	21	38	18
Depreciation and amortization reported in the statement of cash flows	$ 126	$ 134	$ 94